Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Statement [Line Items]
Future payable representing contracts and other commitments	$ 3,564
Later than two years and not later than three years [member]
Statement [Line Items]
Future payable representing contracts and other commitments	593
Later than three years and not later than four years [member]
Statement [Line Items]
Future payable representing contracts and other commitments	261
Later than one year and not later than two years [member]
Statement [Line Items]
Future payable representing contracts and other commitments	$ 2,710